Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$6,452
2016	5,524
2017	4,886
2018	3,989
2019	3,501
Thereafter	15,474
$39,826